Shareholders’ Equity (Details) - USD ($)																			1 Months Ended				12 Months Ended
		Dec. 23, 2025	Nov. 29, 2025	Oct. 29, 2025	Oct. 28, 2025	Sep. 15, 2025	Sep. 12, 2025	Sep. 10, 2025	Aug. 06, 2025	Apr. 29, 2025	Jan. 30, 2025	Dec. 25, 2024	Nov. 27, 2024	Aug. 15, 2024	Nov. 13, 2023	Aug. 23, 2023	Apr. 27, 2023	Dec. 15, 2022	Jan. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Nov. 27, 2025	Oct. 24, 2025	Sep. 09, 2025	Feb. 16, 2023	Dec. 31, 2021	Dec. 31, 2015
Shareholders’ Equity [Line Items]
Authorized share capital																				50,000,000			500,000,000	50,000,000				500,000,000	450,000,000
Ordinary shares issued																				235,821			2,882,802	235,821
Warrants exercised																					3,017
Exercised warrants to shares																					3,017
Exercise price per share (in Dollars per share)		$ 5.55	$ 5.58	$ 8.01	$ 12.97	$ 8.01	$ 12					$ 22.89		$ 103.2			$ 131.04				$ 480
Prefunded warrants exercised															18,519				26,000	21,500
Underwriting net proceed (in Dollars)															$ 1,700,000
SEPA for net proceeds																								4,400,000
Warrants issued during the period							333,333
Pre-fund warrant																							26,000
Warrants to purchased shares											208,333		68,500
Pre-funded warrants																				21,500				21,500
Net proceeds from issuance of shares and pre-funded warrants (in Dollars)																			$ 1,580,000
Issue and sale of ordinary shares				218,333		146,667	146,667						68,500
Combined offering price for warrants (in Dollars per share)											$ 12
Gross proceeds before placement agent fees (in Dollars)											$ 2,500,000
Net proceeds (in Dollars)											$ 2,200,000											$ 13,300,000	$ 1,200,000
Exercise price range (in Dollars per share)											$ 4.35		$ 30
Reduce the exercise price (in Dollars per share)													$ 12
Warrants exercise expire term			5 years	5 years		5 years	5 years			5 years			5 years
Exercise warrants to purchased shares										276,833
Purchase of warrant											208,333
Net proceeds (in Dollars)						$ 3,550,000	$ 3,520,000		$ 2,200,000
Aggregate gross proceeds (in Dollars)									$ 2,400,000
Gross proceeds from warrant exercise (in Dollars)							$ 4,000,000
Gross proceeds from exercise of warrants (in Dollars)			$ 5,700,000
Number of new stock issued during the period and held in abeyance			660,333
Gross proceeds before deducting issuance expenses (in Dollars)																							$ 1,300,000
Number of shares added to the 2024 Equity Incentive Plan														47,164															265,084
Issuance of ordinary shares (ESPP)														20,833
Granted weighted average exercise price (in Dollars per share)																							$ 2.82	$ 65.28	$ 293.76
Termination period		10 years			10 years							10 years		10 years									10 years
Number of days for termination		90 days			90 days							90 days		90 days			90 days						90 days
Additional options to purchase shares		6,667			3,333							667		729
Fair value option grant date (in Dollars per share)		$ 2.37			$ 3.69							$ 12.96		$ 46.8			$ 62.4						$ 5.55
Option expenses (in Dollars)		$ 16,000			$ 12,300							$ 9,000		$ 34,000			$ 26,000						$ 3,300
Vesting periods		3 years			3 years							3 years		3 years			3 years
Number of options to purchase ordinary shares granted to consultant																	417
Total share-based compensation expenses (in Dollars)																							$ 1,091,000	$ 182,000	$ 241,000
Exercise price (in Dollars per share)																							$ 960
Warrant be reduced to an exercise price percentage																							50.00%
Initial exercise price percentage																							50.00%
Weighted average price percentage																							100.00%
Lowest reset price (in Dollars per share)																							$ 480
Initial exercise price percentage																							50.00%
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Pre-fund warrant													47,500
Prefunded warrants to purchase ordinary shares							186,666				179,583
Number of warrants issued				191,667		76,666
Amount of gross proceeds (in Dollars)				$ 3,300,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Prefunded warrants exercised											179,583
Gross proceeds (in Dollars)											$ 1,200,000
Exercise price range (in Dollars per share)										$ 4.35	$ 12
Net proceeds (in Dollars)											$ 1,040,000.00
Aggregate ordinary shares			447,000
August New Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants were exercised			1,107,333
2024 Employee Stock Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Issue and sale of ordinary shares											28,750
Fair market value shares percentage														85.00%
Percent of the fair market value of the shares on the exercise date														85
2024 Global Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares granted under plan														19,044
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares added to the 2024 Equity Incentive Plan																											559,535
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																														705
Exercise price per share (in Dollars per share)			$ 5.13				$ 8.01
Prefunded warrants exercised				191,667		76,666	186,666						47,500												18,519	[1]
Issuance of ordinary shares to service provider	[1]																							3,255
Warrants were exercised	[1]																								3,017
Total share-based compensation expenses (in Dollars)
Standby Equity Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of shares issued pursuant to SEPA																								102,392
April Inducement Agreement [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued in April inducement agreement										553,667
Inducement Letter [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised into shares									553,667
Number of warrants exercised during the current period			1,107,333
Net proceeds from exercise of warrants (in Dollars)			$ 5,140,000
August Inducement Agreement [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued in August inducement agreement									1,107,333
August New Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per warrant (in Dollars per share)									$ 5.13
November Inducement Agreement [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Warrants issued in november inducement agreement			1,937,833
2015 Plan [Member]
Shareholders’ Equity [Line Items]
Number of warrants to purchase Ordinary Shares																13,286		9,406														4,303
Ordinary shares reserved for future issuance																															7,637
2015 Plan [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Number of shares added to the reserve available for grant under the 2025 Plan																3,880		1,769
2015 Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares added to the 2015 Equity Incentive Plan and available for grant																																3,334
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Termination period								30 days				30 days
Fair value option grant date (in Dollars per share)								$ 3.78				$ 21.36
Number of RSUs that were granted subject to shareholder approval		190,000						168,750				43,792
Vesting period		36 months
Amount of RSU Expenses (in Dollars)								$ 1,120,000				$ 934,000
Number of shares issued upon vesting of RSUs																							56,178
Total share-based compensation expenses (in Dollars)																							$ 1,039,000
Restricted Stock Units (RSUs) [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Number of RSUs granted to employees directors and consultants		591,167
Minimum [Member] | 2024 Employee Stock Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Maximum whole payroll-deduction percentage														1.00%
Minimum [Member] | Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares added to the 2024 Equity Incentive Plan																											265,084
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Vesting period								12 months				12 months
Maximum [Member] | 2024 Employee Stock Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Maximum whole payroll-deduction percentage														15.00%
Maximum [Member] | Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares added to the 2024 Equity Incentive Plan																											824,619
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Vesting period								36 months				24 months
IPO [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)															$ 2,000,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)				$ 8.01		$ 18													$ 30
Warrants issued during the period				410,000		223,333							21,000
Warrants to purchased shares													68,500
Combined purchase price per share (in Dollars per share)				$ 8.01		$ 18	$ 12						$ 27
Gross proceeds (in Dollars)																			$ 1,850,000
Net proceeds (in Dollars)				$ 2,900,000
Gross proceeds from issuance of shares and pre-funded warrants (in Dollars)						$ 4,020,000.00
ATM Equity Offerings Program [Member]
Shareholders’ Equity [Line Items]
Number of new stock issued during the period under ATM offering program																							112,079

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.